Schedule of Investments (unaudited) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
BHP Group PLC	731,767	$14,099,900

Austria — 0.5%
ams AG(a)	94,257	2,020,785
ANDRITZ AG	26,498	892,650
BAWAG Group AG(a)(b)	27,454	1,004,165
CA Immobilien Anlagen AG	28,084	770,406
Erste Group Bank AG(a)	102,763	2,104,386
IMMOFINANZ AG(a)	32,134	430,460
Lenzing AG(a)	5,831	407,534
Oesterreichische Post AG(c)	15,281	485,052
OMV AG	54,539	1,251,536
Raiffeisen Bank International AG(a)	54,809	787,838
S&T AG(a)(c)	21,549	390,828
Schoeller-Bleckmann Oilfield Equipment AG	9,308	224,980
Telekom Austria AG	75,668	509,460
UNIQA Insurance Group AG	66,652	374,999
Verbund AG	24,732	1,422,591
voestalpine AG	41,026	1,139,770
Wienerberger AG	45,305	1,143,074

		15,360,514

Belgium — 1.6%
Ackermans & van Haaren NV(a)	8,460	1,040,649
Aedifica SA	13,606	1,369,349
Ageas SA/NV	63,116	2,540,138
AGFA-Gevaert NV(a)	116,720	443,234
Anheuser-Busch InBev SA/NV	261,291	13,562,491
Barco NV	26,613	417,107
Befimmo SA	11,740	456,756
Bekaert SA	19,958	424,510
bpost SA(a)	32,654	289,271
Cofinimmo SA	9,196	1,249,014
D’ieteren SA/NV	9,422	472,483
Econocom Group SA/NV(a)	75,858	166,830
Elia Group SA/NV	12,161	1,177,172
Etablissements Franz Colruyt NV	20,412	1,208,342
Euronav NV	68,040	496,541
Fagron	29,493	654,461
Galapagos NV(a)	14,901	1,760,043
Groupe Bruxelles Lambert SA(c)	40,719	3,333,486
Intervest Offices & Warehouses NV	18,032	445,297
KBC Ancora(a)	16,763	474,491
KBC Group NV	85,093	4,195,772
Melexis NV	7,745	589,121
Ontex Group NV(a)	28,972	319,762
Proximus SADP	53,204	1,034,667
Sofina SA	5,167	1,342,187
Solvay SA	25,455	2,066,692
Telenet Group Holding NV	17,337	666,435
UCB SA	43,975	4,338,694
Umicore SA	68,219	2,625,519
Warehouses De Pauw CVA	45,875	1,534,724

		50,695,238

Denmark — 4.1%
ALK-Abello A/S(a)	2,712	904,644
Ambu A/S, Series B	56,011	1,697,914
AP Moller - Maersk A/S, Class A	1,391	2,052,293
AP Moller - Maersk A/S, Class B, NVS	2,109	3,369,015

Security	Shares	Value

Denmark (continued)
Bavarian Nordic A/S(a)	21,578	$571,569
Carlsberg AS, Class B	36,241	4,587,217
Chemometec A/S	4,854	280,238
Chr Hansen Holding A/S	35,990	3,625,212
Coloplast A/S, Class B	40,865	5,964,041
Danske Bank A/S(a)	240,308	3,194,356
Demant A/S(a)	38,611	1,216,061
Dfds A/S(a)	15,108	563,053
DSV PANALPINA A/S	72,153	11,684,102
FLSmidth & Co. A/S(a)	18,964	483,784
Genmab A/S(a)	22,618	7,534,084
GN Store Nord A/S	46,591	3,351,021
H Lundbeck A/S	27,061	762,109
ISS A/S(a)	59,721	774,982
Jyske Bank A/S, Registered(a)	25,619	762,584
Netcompany Group A/S(a)(b)	16,028	1,331,602
NKT A/S(a)	11,250	305,740
Novo Nordisk A/S, Class B	595,199	38,232,162
Novozymes A/S, Class B	71,064	4,270,656
Orsted A/S(b)	65,082	10,330,315
Pandora A/S(a)	34,495	2,731,989
Per Aarsleff Holding A/S	14,244	544,893
Ringkjoebing Landbobank A/S	14,695	1,118,544
Rockwool International A/S, Class B	3,124	1,220,967
Royal Unibrew A/S	18,542	1,810,844
SimCorp A/S	15,919	1,897,891
Spar Nord Bank A/S(a)	47,234	406,460
Sydbank A/S(a)	26,576	453,228
Topdanmark A/S	16,845	658,888
Tryg A/S	42,371	1,175,379
Vestas Wind Systems A/S	68,925	11,765,276
Zealand Pharma A/S(a)	13,109	437,278

		132,070,391

Finland — 2.1%
Cargotec OYJ, Class B	16,211	556,682
Caverion OYJ(a)	41,558	272,542
Elisa OYJ	49,526	2,436,840
Fortum OYJ	151,828	2,856,237
Huhtamaki OYJ	33,564	1,638,947
Kemira OYJ	51,861	640,953
Kesko OYJ, Class B	94,312	2,423,496
Kone OYJ, Class B	117,947	9,389,267
Konecranes OYJ	27,040	850,433
Metsa Board OYJ	70,615	592,653
Metso Outotec Oyj	220,511	1,552,732
Neles OYJ	38,599	516,838
Neste OYJ	145,721	7,584,119
Nokia OYJ(a)	1,946,294	6,574,705
Nokian Renkaat OYJ	49,370	1,517,652
Nordea Bank Abp(a)	1,122,521	8,408,992
Orion OYJ, Class B	37,246	1,594,435
Outokumpu OYJ(a)(c)	132,117	329,800
Sampo OYJ, Class A	163,448	6,168,711
Stora Enso OYJ, Class R	202,450	2,953,693
TietoEVRY OYJ	39,462	983,700
Tokmanni Group Corp.	19,845	315,770
UPM-Kymmene OYJ	185,346	5,237,739
Uponor OYJ	34,771	648,858
Valmet OYJ	47,634	1,136,362
Wartsila OYJ Abp	147,380	1,171,170

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
YIT OYJ	91,390	$482,457

		68,835,783

France — 15.5%
ABC arbitrage	68,683	568,038
Accor SA(a)	64,682	1,647,037
Aeroports de Paris	10,289	1,005,553
Air France-KLM(a)(c)	68,317	223,617
Air Liquide SA	163,926	23,964,114
Airbus SE(a)	202,285	14,748,181
ALD SA(b)	36,658	394,985
Alstom SA(a)	65,170	2,921,142
Alten SA(a)	11,565	924,817
Amundi SA(a)(b)	21,864	1,433,864
APERAM SA	20,981	564,068
Arkema SA	23,789	2,329,908
Atos SE(a)	34,923	2,383,850
AXA SA	668,268	10,742,357
BioMerieux	14,626	2,177,340
BNP Paribas SA(a)	388,640	13,515,571
Boiron SA	8,467	378,731
Bollore SA	384,769	1,378,657
Bouygues SA	76,715	2,515,524
Bureau Veritas SA(a)	101,259	2,223,386
Capgemini SE	55,415	6,399,500
Carrefour SA	210,265	3,272,226
Casino Guichard Perrachon SA(a)(c)	16,922	380,926
Cellectis SA(a)	11,709	186,585
CGG SA(a)	323,993	181,003
Cie. de Saint-Gobain(a)	179,841	7,017,838
Cie. Generale des Etablissements Michelin SCA	58,992	6,365,925
Cie. Plastic Omnium SA	25,892	589,634
CNP Assurances(a)	66,125	744,838
Coface SA(a)	49,826	388,867
Covivio	18,589	1,106,488
Credit Agricole SA(a)	392,361	3,099,656
Danone SA	213,374	11,781,204
Dassault Aviation SA(a)	1,019	849,879
Dassault Systemes SE	46,021	7,856,185
DBV Technologies SA(a)(c)	25,850	73,953
Edenred	84,543	3,943,134
Eiffage SA(a)	27,663	2,008,152
Electricite de France SA	218,419	2,536,111
Elior Group SA(b)	59,281	223,457
Elis SA(a)	76,551	838,648
Engie SA(a)	629,222	7,611,675
EssilorLuxottica SA(a)	98,057	12,130,339
Eurazeo SE(a)	17,017	773,860
Eurofins Scientific SE(a)	4,496	3,581,172
Eutelsat Communications SA	71,979	723,915
Faurecia SE(a)	27,200	1,030,994
Fnac Darty SA(a)	10,269	441,153
Gaztransport Et Technigaz SA	8,568	820,890
Gecina SA	14,792	1,836,766
Getlink SE(a)	154,976	2,083,244
Hermes International	10,954	10,195,049
ICADE	11,828	597,958
Iliad SA	5,228	1,010,912
Imerys SA	15,984	477,390
Ingenico Group SA(a)(c)	3,205	461,068
Ipsen SA	13,097	1,192,259

Security	Shares	Value

France (continued)
IPSOS	20,722	$509,312
JCDecaux SA(a)	33,944	523,900
Kering SA	26,300	15,884,528
Klepierre SA	71,074	900,347
Korian SA(a)	29,482	830,392
La Francaise des Jeux SAEM(b)	29,649	1,111,389
Lagardere SCA(a)(c)	18,457	403,548
Legrand SA	91,654	6,777,323
L’Oreal SA	87,345	28,254,248
LVMH Moet Hennessy Louis Vuitton SE	96,247	45,103,168
Maisons du Monde SA(a)(b)	16,016	214,360
Natixis SA(a)	347,815	808,684
Nexans SA(a)	12,501	606,353
Nexity SA	21,065	591,355
Orange SA	676,623	7,590,019
Orpea(a)	17,608	1,758,585
Pernod Ricard SA	72,654	11,712,927
Peugeot SA(a)	202,344	3,636,856
Publicis Groupe SA	75,269	2,612,776
Quadient SA	18,241	237,765
Remy Cointreau SA	8,387	1,416,591
Renault SA(a)	66,545	1,647,579
Rexel SA(a)	95,578	1,005,123
Rubis SCA	32,552	1,068,534
Safran SA(a)	111,281	11,733,711
Sanofi	392,283	35,354,272
Sartorius Stedim Biotech	10,252	3,888,327
Schneider Electric SE	191,857	23,287,088
SCOR SE(a)	58,342	1,417,638
SEB SA	8,308	1,350,989
SES SA	142,165	1,135,028
Societe BIC SA	10,074	482,296
Societe Generale SA(a)	276,157	3,744,371
Sodexo SA	30,787	1,976,008
SOITEC(a)	8,641	1,225,974
Solutions 30 SE(a)(c)	29,342	522,597
Sopra Steria Group(a)	6,856	814,593
SPIE SA(a)	47,552	749,993
STMicroelectronics NV	222,633	6,781,583
Suez SA	120,610	2,208,542
Teleperformance	21,012	6,307,418
Thales SA	37,076	2,413,343
TOTAL SE	856,394	25,757,261
Trigano SA	3,513	466,910
Ubisoft Entertainment SA(a)	31,707	2,797,372
Unibail-Rodamco-Westfield(c)	48,906	1,988,188
Valeo SA(c)	80,570	2,437,334
Vallourec SA(a)(c)	5,842	81,375
Veolia Environnement SA	185,763	3,460,011
Vicat SA	15,033	462,295
Vinci SA	178,039	14,065,098
Vivendi SA	292,524	8,447,104
Wendel SE	9,891	857,202
Worldline SA(a)(b)(c)	76,093	5,640,839

		497,914,015

Germany — 12.9%
Aareal Bank AG(a)	23,065	397,367
adidas AG(a)	65,799	19,544,713
ADLER Group SA(a)(b)	24,486	615,516
Aixtron SE(a)	45,171	509,021

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	144,766	$25,473,339
alstria office REIT-AG	78,326	997,231
Amadeus Fire AG(a)	2,217	230,356
Aroundtown SA(a)	416,323	1,996,554
AURELIUS Equity Opportunities SE & Co. KGaA(a)(c)	13,869	195,318
Aurubis AG	15,034	962,128
BASF SE	318,718	17,475,138
Bayer AG, Registered	339,663	15,968,687
Bayerische Motoren Werke AG	114,893	7,853,324
Bechtle AG	10,752	1,844,853
Beiersdorf AG	34,880	3,652,633
Bilfinger SE(c)	15,295	279,361
Brenntag AG	53,256	3,404,493
Cancom SE	15,052	594,379
Carl Zeiss Meditec AG, Bearer	14,586	1,884,246
Commerzbank AG(a)	352,714	1,661,924
CompuGroup Medical SE & Co. KgaA	9,828	842,011
Continental AG	38,887	4,134,756
Covestro AG(b)	61,633	2,941,366
CTS Eventim AG & Co. KGaA(a)	21,527	953,880
Daimler AG, Registered	298,802	15,453,836
Delivery Hero SE(a)(b)	44,100	5,074,315
Deutsche Bank AG, Registered(a)(c)	676,956	6,230,348
Deutsche Boerse AG	65,510	9,641,679
Deutsche EuroShop AG(a)(c)	22,589	285,231
Deutsche Lufthansa AG, Registered(a)(c)	103,552	889,229
Deutsche Pfandbriefbank AG(a)(b)	47,926	292,252
Deutsche Post AG, Registered	341,242	15,120,732
Deutsche Telekom AG, Registered	1,156,571	17,608,311
Deutsche Wohnen SE	118,861	5,999,263
Draegerwerk AG & Co. KGaA	4,650	332,576
Duerr AG	23,053	662,202
E.ON SE	771,234	8,042,222
Encavis AG(c)	30,875	607,085
Evonik Industries AG	71,138	1,712,821
Evotec SE(a)(c)	47,320	1,250,137
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	14,251	514,940
Freenet AG	46,192	818,131
Fresenius Medical Care AG & Co. KGaA	73,720	5,631,532
Fresenius SE & Co. KGaA	145,315	5,389,560
GEA Group AG	52,642	1,751,913
Gerresheimer AG	13,120	1,318,908
Grand City Properties SA	46,226	1,049,465
Grenke AG(c)	11,400	445,122
Hannover Rueck SE	20,559	2,986,333
HeidelbergCement AG	51,035	2,920,090
HelloFresh SE(a)	49,507	2,648,124
Henkel AG & Co. KGaA	37,343	3,377,695
HOCHTIEF AG	10,038	738,982
Hornbach Holding AG & Co. KGaA	4,201	404,695
Hugo Boss AG	23,686	542,570
Hypoport SE(a)	1,350	706,860
Indus Holding AG	13,213	390,935
Infineon Technologies AG	432,101	12,029,650
Jenoptik AG	22,438	553,579
K+S AG, Registered	75,919	508,674
KION Group AG	23,682	1,843,846
Knorr-Bremse AG	25,130	2,910,581
Krones AG	5,398	308,231
LANXESS AG	30,031	1,522,399

Security	Shares	Value

Germany (continued)
LEG Immobilien AG	24,111	$3,258,501
Leoni AG(a)(c)	20,251	123,490
Merck KGaA	45,848	6,790,575
METRO AG	79,567	780,396
MorphoSys AG(a)	12,406	1,265,340
MTU Aero Engines AG	18,548	3,166,305
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48,285	11,293,947
Nemetschek SE	21,421	1,549,534
Nordex SE(a)	33,004	472,870
Norma Group SE	12,361	383,581
OSRAM Licht AG(a)	13,419	787,808
Pfeiffer Vacuum Technology AG	2,837	517,513
ProSiebenSat.1 Media SE(a)	76,891	858,047
Puma SE(a)	29,519	2,580,265
Rational AG(c)	1,562	1,170,845
Rheinmetall AG	15,813	1,154,919
Rocket Internet SE(a)(d)	39,111	846,020
RWE AG	222,696	8,246,559
SAP SE	360,807	38,451,953
Scout24 AG(b)	38,584	3,107,916
Siemens AG, Registered	265,058	31,091,395
Siemens Healthineers AG(b)	93,061	3,995,158
Siltronic AG	7,957	753,175
Sixt SE(a)(c)	8,064	610,568
Software AG	22,270	797,951
Stabilus SA	11,871	672,314
Stratec SE	2,981	437,524
Stroeer SE & Co. KGaA(a)	12,860	929,507
Suedzucker AG	28,554	411,107
Symrise AG	45,123	5,563,635
TAG Immobilien AG	59,906	1,765,471
TeamViewer AG(a)(b)	44,536	1,960,978
Telefonica Deutschland Holding AG	353,839	893,171
thyssenkrupp AG(a)	144,990	691,611
TUI AG(c)	153,418	600,266
Uniper SE	72,002	2,152,143
United Internet AG, Registered	36,283	1,272,153
Varta AG(a)(c)	6,449	808,304
Volkswagen AG	13,615	2,118,819
Vonovia SE	179,812	11,482,264
Vossloh AG(a)(c)	7,618	278,194
Wacker Chemie AG	5,773	556,938
Zalando SE(a)(b)	51,981	4,854,902
zooplus AG(a)	2,266	364,258

		416,795,838

Ireland — 1.2%
AIB Group PLC(a)	405,459	455,532
Bank of Ireland Group PLC(a)	368,385	904,570
C&C Group PLC	155,636	325,602
Cairn Homes PLC(a)	304,121	277,736
CRH PLC	277,802	9,795,297
Dalata Hotel Group PLC	90,094	253,969
Flutter Entertainment PLC(a)	53,329	9,290,085
Glanbia PLC	81,925	778,711
Grafton Group PLC(a)	86,581	752,859
Greencore Group PLC	265,660	310,694
Kerry Group PLC, Class A	53,918	6,450,213
Kingspan Group PLC(a)	54,774	4,775,690
Smurfit Kappa Group PLC	79,159	2,980,173

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
UDG Healthcare PLC	125,161	$1,174,100

		38,525,231

Italy — 3.4%
A2A SpA	651,106	827,838
Amplifon SpA(a)	46,942	1,706,574
Anima Holding SpA(b)	133,845	500,469
Ascopiave SpA	83,030	287,734
Assicurazioni Generali SpA	360,357	4,831,457
ASTM SpA(a)	26,695	496,287
Atlantia SpA(a)	173,290	2,655,426
Autogrill SpA(a)(c)	85,550	320,484
Azimut Holding SpA	44,075	744,184
Banca Generali SpA(a)	24,966	709,592
Banca Mediolanum SpA	67,309	459,452
Banca Popolare di Sondrio SCPA(a)	231,625	406,601
Banco BPM SpA(a)(c)	536,521	969,323
BPER Banca(a)	454,081	537,928
Brunello Cucinelli SpA(a)(c)	11,564	346,995
Buzzi Unicem SpA	40,071	867,019
Cerved Group SpA(a)	73,920	521,800
CNH Industrial NV(a)	348,923	2,706,909
Credito Emiliano SpA(a)	86,398	339,662
De’ Longhi SpA(a)	26,645	852,287
DiaSorin SpA	8,872	1,948,062
Enav SpA(b)	109,297	379,397
Enel SpA	2,810,121	22,370,197
Eni SpA	878,954	6,154,357
ERG SpA	28,617	648,689
Ferrari NV	43,748	7,804,499
FinecoBank Banca Fineco SpA(a)	208,266	2,850,533
Freni Brembo SpA(a)	59,210	615,219
Hera SpA	321,921	1,012,472
IMA Industria Macchine Automatiche SpA(a)	9,331	734,215
Immobiliare Grande Distribuzione SIIQ SpA	96,144	279,423
Infrastrutture Wireless Italiane SpA(b)	98,771	1,067,695
Interpump Group SpA	33,623	1,268,970
Intesa Sanpaolo SpA(a)	5,738,266	9,488,913
Iren SpA	273,185	620,846
Italgas SpA	218,888	1,265,169
Juventus Football Club SpA(a)(c)	315,119	268,325
Leonardo SpA	126,090	600,429
Mediobanca Banca di Credito Finanziario SpA	219,824	1,558,905
Moncler SpA(a)	64,043	2,563,272
Nexi SpA(a)(b)	130,502	2,005,080
Pirelli & C SpA(a)(b)	144,025	600,608
Poste Italiane SpA(b)	184,739	1,506,352
Prysmian SpA	84,063	2,285,470
Recordati Industria Chimica e Farmaceutica SpA	42,165	2,185,166
Reply SpA	8,364	899,261
Saipem SpA(c)	259,681	456,003
Salvatore Ferragamo SpA(a)	25,855	333,397
Snam SpA	708,129	3,456,179
Societa Cattolica di Assicurazioni SC(a)	60,645	300,089
Tamburi Investment Partners SpA	101,934	636,434
Technogym SpA(a)(b)	56,326	418,600
Telecom Italia SpA/Milano	2,971,022	1,008,475
Tenaris SA	168,484	799,165
Terna Rete Elettrica Nazionale SpA	496,299	3,355,372
Tod’s SpA(a)(c)	5,338	112,421
UniCredit SpA(a)	735,094	5,481,009

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA(a)	204,601	$745,494

		111,172,183

Netherlands — 7.3%
Aalberts NV	37,736	1,267,713
ABN AMRO Bank NV, CVA(a)(b)	139,841	1,147,749
Adyen NV(a)(b)	6,255	10,546,678
Aegon NV	604,747	1,630,777
AerCap Holdings NV(a)(c)	46,842	1,163,087
Akzo Nobel NV	66,723	6,427,630
Altice Europe NV(a)	225,158	1,109,162
Arcadis NV(a)	29,782	693,831
ArcelorMittal SA(a)(c)	248,717	3,375,793
Argenx SE(a)	15,144	3,782,119
ASM International NV	16,567	2,369,802
ASML Holding NV	147,709	53,682,332
ASR Nederland NV	49,513	1,505,323
Basic-Fit NV(a)(b)	15,492	375,354
BE Semiconductor Industries NV	28,457	1,149,908
Boskalis Westminster(a)	30,679	618,955
Corbion NV	25,951	1,181,954
Davide Campari-Milano NV	205,993	2,150,919
Euronext NV(b)	20,174	2,104,396
EXOR NV	35,835	1,861,710
Flow Traders(b)	12,758	417,896
Heineken Holding NV	45,107	3,486,219
Heineken NV	89,948	7,983,922
IMCD NV	18,878	2,187,128
ING Groep NV(a)	1,350,095	9,214,200
Intertrust NV(b)	41,920	649,446
Just Eat Takeaway.com NV(a)(b)	26,070	2,888,146
Just Eat Takeaway.com NV, New(a)(b)	15,917	1,771,028
Koninklijke Ahold Delhaize NV	384,314	10,560,488
Koninklijke DSM NV	59,782	9,571,610
Koninklijke KPN NV	1,187,127	3,208,152
Koninklijke Philips NV(a)	317,039	14,725,946
Koninklijke Vopak NV	25,115	1,305,659
NN Group NV	104,212	3,634,455
NSI NV	13,772	436,351
OCI NV(a)(c)	41,813	501,183
Pharming Group NV(a)(c)	276,912	287,982
PostNL NV(a)	186,820	619,556
Prosus NV	169,134	16,900,003
QIAGEN NV(a)	79,241	3,763,228
Randstad NV(a)	39,893	1,993,999
Rhi Magnesita NV	13,959	462,054
SBM Offshore NV	56,541	911,527
Shop Apotheke Europe NV(a)(b)(c)	4,250	704,967
Signify NV(a)(b)	46,375	1,652,469
TKH Group NV	17,575	565,852
TomTom NV(a)	36,055	242,332
Unilever NV	503,928	28,498,864
Wereldhave NV(c)	19,525	181,495
Wolters Kluwer NV	93,820	7,604,132

		235,075,481

Norway — 1.2%
Adevinta ASA(a)	89,192	1,376,297
Aker ASA, Class A	11,086	441,406
Austevoll Seafood ASA	60,721	412,584
Bakkafrost P/F(a)	17,723	1,008,627

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Borregaard ASA	42,562	$569,046
BW Offshore Ltd.	45,020	107,383
DNB ASA(a)	332,445	4,476,027
DNO ASA(c)	371,221	153,283
Entra ASA(b)	62,286	811,900
Equinor ASA	349,824	4,437,371
Frontline Ltd./Bermuda	41,169	225,897
Gjensidige Forsikring ASA	71,091	1,348,363
Hexagon Composites ASA(a)	34,948	159,259
Kongsberg Gruppen ASA	42,631	689,492
Leroy Seafood Group ASA	125,127	586,963
Mowi ASA	163,837	2,582,114
NEL ASA(a)	508,385	961,580
Nordic Semiconductor ASA(a)	49,854	523,634
Norsk Hydro ASA(a)	502,591	1,405,426
Norwegian Air Shuttle ASA(a)(c)	315,588	19,981
Norwegian Finans Holding ASA(a)	46,722	334,327
Orkla ASA	287,197	2,706,466
Salmar ASA(a)	21,920	1,106,451
Scatec Solar ASA(b)	34,390	755,520
Schibsted ASA, Class B(a)	37,536	1,345,333
SpareBank 1 SMN	94,844	812,621
SpareBank 1 SR-Bank ASA(a)	91,789	727,871
Storebrand ASA(a)	171,393	898,308
Subsea 7 SA(a)	91,667	603,004
Telenor ASA	258,407	3,979,298
TGS NOPEC Geophysical Co. ASA	45,491	418,796
Tomra Systems ASA	39,697	1,597,623
Veidekke ASA(a)	37,442	429,303
Yara International ASA	62,165	2,162,380

		40,173,934

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	3,855,483	338,626
EDP - Energias de Portugal SA	957,741	4,721,321
Galp Energia SGPS SA	174,757	1,415,595
Jeronimo Martins SGPS SA	80,815	1,284,033
Navigator Co. SA (The)	143,141	315,301
NOS SGPS SA	96,366	330,919
REN - Redes Energeticas Nacionais SGPS SA	276,993	727,587
Sonae SGPS SA	493,758	290,453

		9,423,835

Spain — 3.6%
Acciona SA(c)	9,135	922,566
Acerinox SA(a)	62,812	497,825
ACS Actividades de Construccion y Servicios SA	93,324	2,217,652
Aena SME SA(a)(b)	23,660	3,185,975
Amadeus IT Group SA	156,334	7,464,508
Applus Services SA(a)	60,970	477,615
Banco Bilbao Vizcaya Argentaria SA	2,272,718	6,517,836
Banco de Sabadell SA	2,020,207	616,548
Banco Santander SA(a)	5,719,113	11,397,189
Bankia SA	490,088	600,565
Bankinter SA	237,771	891,004
Befesa SA(b)	13,747	565,266
CaixaBank SA	1,231,611	2,240,910
Cellnex Telecom SA(b)	113,772	7,304,902
Cia. de Distribucion Integral Logista Holdings SA	25,167	424,492
Cie. Automotive SA	33,781	661,076
Corp Financiera Alba SA	10,645	397,414

Security	Shares	Value

Spain (continued)
Ebro Foods SA	33,585	$751,915
Enagas SA	76,645	1,654,356
Endesa SA	110,141	2,952,130
Euskaltel SA(b)	51,031	485,653
Faes Farma SA	155,973	587,751
Ferrovial SA	171,109	3,702,299
Global Dominion Access SA(b)	76,327	271,618
Grifols SA	103,971	2,808,554
Grupo Catalana Occidente SA	21,348	492,371
Iberdrola SA	2,049,831	24,175,914
Indra Sistemas SA(a)(c)	53,380	320,225
Industria de Diseno Textil SA	375,262	9,262,652
Inmobiliaria Colonial Socimi SA	106,460	757,080
Lar Espana Real Estate Socimi SA	50,931	181,541
Liberbank SA(a)	929,805	248,026
Mapfre SA	434,522	654,962
Merlin Properties Socimi SA	134,117	902,206
Miquel y Costas & Miquel SA	23,399	319,989
Naturgy Energy Group SA	100,846	1,873,653
Neinor Homes SA(a)(b)	33,365	402,644
Pharma Mar SA(c)	5,088	682,169
Prosegur Cia. de Seguridad SA	114,764	262,553
Red Electrica Corp. SA	158,172	2,786,730
Repsol SA	528,165	3,285,343
Sacyr SA	161,759	274,912
Siemens Gamesa Renewable Energy SA	80,622	2,284,891
Solaria Energia y Medio Ambiente SA(a)	24,183	470,432
Tecnicas Reunidas SA(a)	16,473	131,442
Telefonica SA	1,674,153	5,472,082
Viscofan SA	14,998	1,012,410
Zardoya Otis SA	81,641	498,321

		116,350,167

Sweden — 6.2%
AAK AB(a)	77,242	1,504,723
AddTech AB, Class B	107,998	1,195,104
AF Poyry AB(a)	40,941	934,622
Alfa Laval AB(a)	110,508	2,240,912
Arjo AB, Class B	93,806	666,569
Assa Abloy AB, Class B	347,190	7,449,969
Atlas Copco AB, Class A	233,025	10,285,808
Atlas Copco AB, Class B	134,834	5,169,989
Avanza Bank Holding AB	42,478	806,501
Axfood AB	46,140	1,073,005
Beijer Ref AB	27,277	753,238
Betsson AB	38,537	293,969
Bilia AB, Class A(a)	28,737	383,864
BillerudKorsnas AB	78,714	1,233,616
Boliden AB	99,303	2,713,188
Bonava AB, Class B(a)	40,153	313,739
Bravida Holding AB(b)	93,390	1,077,518
Bure Equity AB	16,739	486,309
Castellum AB	93,087	1,938,888
Dometic Group AB(a)(b)	103,805	1,117,684
Electrolux AB, Series B	80,336	1,813,193
Electrolux Professional AB, Class B(a)	121,586	459,372
Elekta AB, Class B	130,655	1,530,961
Embracer Group AB(a)	63,394	1,281,960
Epiroc AB, Class A	236,330	3,531,217
Epiroc AB, Class B	135,678	1,944,975
EQT AB	77,845	1,482,799

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Essity AB, Class B	211,968	$6,141,515
Evolution Gaming Group AB(b)	44,422	3,298,781
Fabege AB	94,247	1,190,641
Fastighets AB Balder, Class B(a)	36,982	1,742,500
Fingerprint Cards AB, Class B(a)(c)	110,201	185,832
Fortnox AB	19,336	603,900
Getinge AB, Class B	84,363	1,652,448
Hansa Biopharma AB(a)	14,013	374,052
Hennes & Mauritz AB, Class B(c)	278,410	4,522,796
Hexagon AB, Class B(a)	97,264	7,107,004
Hexpol AB(a)	101,090	890,386
Holmen AB, Class B	37,163	1,408,672
Hufvudstaden AB, Class A	47,385	619,120
Husqvarna AB, Class B	163,860	1,693,615
ICA Gruppen AB	34,801	1,647,165
Industrivarden AB, Class C(a)	60,296	1,541,752
Indutrade AB(a)	34,475	1,748,315
Intrum AB(c)	26,318	644,560
Investment AB Latour, Class B	51,161	1,194,369
Investor AB, Class B	157,776	9,472,427
JM AB	23,024	666,316
Kambi Group PLC(a)	9,805	318,346
Kindred Group PLC	98,483	750,144
Kinnevik AB, Class B	86,803	3,560,901
Kungsleden AB	86,148	731,679
L E Lundbergforetagen AB, Class B(a)	27,131	1,221,042
Lifco AB, Class B	16,564	1,211,435
Lindab International AB	27,481	424,820
Loomis AB(a)	29,398	656,250
Lundin Energy AB	68,206	1,301,494
Millicom International Cellular SA, SDR	35,708	1,055,055
MIPS AB	9,215	396,711
Mycronic AB	31,303	661,498
NCC AB, Class B(a)	38,103	607,857
NetEnt AB	67,177	637,722
Nibe Industrier AB, Class B(a)	110,482	2,663,638
Nobia AB(a)	67,399	406,613
Nolato AB, Class B(a)	7,009	582,695
Nordic Entertainment Group AB, Class B(a)	28,187	1,006,368
Nyfosa AB(a)	83,440	690,869
Pandox AB(a)	39,675	397,144
Paradox Interactive AB	11,721	362,119
Peab AB, Class B(a)	78,773	730,105
PowerCell Sweden AB(a)	14,014	350,462
Recipharm AB, Class B(a)	33,763	543,931
Saab AB, Class B(a)	31,186	716,485
Samhallsbyggnadsbolaget i Norden AB	334,213	921,408
Sandvik AB(a)	391,752	6,975,806
SAS AB(a)(c)	115,034	20,251
SAS AB(a)	1,055,691	115,992
Scandic Hotels Group AB(a)(b)	50,761	128,882
Securitas AB, Class B(a)	121,193	1,714,864
Sinch AB(a)(b)	13,684	1,303,655
Skandinaviska Enskilda Banken AB, Class A(a)	553,725	4,746,490
Skanska AB, Class B	119,130	2,239,087
SKF AB, Class B	129,658	2,654,004
SSAB AB, Class A(a)	111,781	325,002
SSAB AB, Class B(a)	221,166	597,816
Stillfront Group AB(a)	9,317	1,092,774
Storytel AB(a)	13,104	315,780

Security	Shares	Value

Sweden (continued)
Svenska Cellulosa AB SCA, Class B(a)	210,327	$2,853,225
Svenska Handelsbanken AB, Class A(a)	534,290	4,328,991
Sweco AB, Class B	24,514	1,234,905
Swedbank AB, Class A(a)	313,138	4,907,540
Swedish Match AB	57,067	4,299,347
Swedish Orphan Biovitrum AB(a)	71,599	1,236,331
Tele2 AB, Class B	180,121	2,135,878
Telefonaktiebolaget LM Ericsson, Class B	1,014,764	11,318,287
Telia Co. AB	900,412	3,451,471
Thule Group AB(a)(b)	50,949	1,662,211
Trelleborg AB, Class B(a)	90,777	1,508,335
Vitrolife AB(a)	28,439	692,672
Volvo AB, Class B(a)	516,089	10,039,243
Wallenstam AB, Class B	70,421	934,342
Wihlborgs Fastigheter AB	58,654	1,058,271

		198,828,101

Switzerland — 16.0%
ABB Ltd., Registered	630,668	15,309,981
Adecco Group AG, Registered	54,907	2,695,778
Alcon Inc.(a)	167,966	9,547,792
Allreal Holding AG, Registered	6,511	1,379,561
ALSO Holding AG, Registered	3,045	712,621
Arbonia AG(a)(c)	43,592	484,171
Aryzta AG(a)	448,538	225,700
Bachem Holding AG, Class B, Registered	2,566	1,037,263
Baloise Holding AG, Registered	18,039	2,466,081
Banque Cantonale Vaudoise, Registered	14,153	1,371,214
Barry Callebaut AG, Registered	1,120	2,313,196
Basilea Pharmaceutica AG, Registered(a)	4,369	212,217
Belimo Holding AG	198	1,473,307
BKW AG	11,389	1,133,246
Bucher Industries AG, Registered	3,091	1,190,468
Burckhardt Compression Holding AG	2,106	527,333
Cembra Money Bank AG	14,382	1,595,821
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	394	3,125,176
Chocoladefabriken Lindt & Spruengli AG, Registered	40	3,460,804
Cie. Financiere Richemont SA, Class A, Registered	179,628	11,269,009
Clariant AG, Registered	72,825	1,249,042
Coca-Cola HBC AG	69,239	1,571,182
Comet Holding AG, Registered	2,609	366,635
Credit Suisse Group AG, Registered	852,257	8,019,054
Daetwyler Holding AG, Bearer	3,465	774,999
DKSH Holding AG	14,533	935,516
dormakaba Holding AG	1,486	682,890
Dufry AG, Registered(a)(c)	17,235	652,506
Emmi AG, Registered	960	907,054
EMS-Chemie Holding AG, Registered	2,892	2,543,180
Flughafen Zurich AG, Registered(a)	8,074	1,088,807
Forbo Holding AG, Registered	524	801,536
Galenica AG(b)	22,146	1,399,000
Geberit AG, Registered	12,759	7,266,595
Georg Fischer AG, Registered	1,537	1,551,170
Givaudan SA, Registered	3,217	13,112,991
Helvetia Holding AG, Registered	12,367	968,797
Huber + Suhner AG, Registered	8,636	622,813
Idorsia Ltd.(a)	33,297	873,340
Implenia AG, Registered	6,605	132,381
Inficon Holding AG, Registered	607	445,043
Interroll Holding AG, Registered	304	815,929

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Julius Baer Group Ltd.	78,338	$3,499,163
Kuehne + Nagel International AG, Registered	18,901	3,775,869
LafargeHolcim Ltd., Registered	172,746	7,416,459
Landis+Gyr Group AG(a)	9,015	503,593
Logitech International SA, Registered	57,992	4,884,602
Lonza Group AG, Registered	25,898	15,687,709
Mobimo Holding AG, Registered	3,764	1,088,277
Nestle SA, Registered	1,032,685	116,163,683
Novartis AG, Registered	766,925	59,819,397
OC Oerlikon Corp. AG, Registered	89,720	624,041
Partners Group Holding AG	6,458	5,824,213
PSP Swiss Property AG, Registered	15,209	1,840,247
Roche Holding AG, NVS	243,416	78,279,271
Schindler Holding AG, Participation Certificates, NVS	13,563	3,470,104
Schindler Holding AG, Registered	7,984	2,050,552
Schweiter Technologies AG, Bearer	200	272,762
SFS Group AG	8,047	750,661
SGS SA, Registered	2,122	5,304,132
Siegfried Holding AG, Registered	1,927	1,220,472
Siemens Energy AG(a)	132,529	2,902,275
SIG Combibloc Group AG	94,196	1,937,259
Sika AG, Registered	49,585	12,210,283
Softwareone Holding AG	30,143	741,612
Sonova Holding AG, Registered(a)	19,331	4,587,303
Stadler Rail AG(a)(c)	18,813	748,784
Straumann Holding AG, Registered	3,689	3,847,781
Sulzer AG, Registered	9,073	663,238
Sunrise Communications Group AG(a)	12,804	1,535,279
Swatch Group AG (The), Bearer	9,788	2,071,226
Swatch Group AG (The), Registered	23,183	946,999
Swiss Life Holding AG, Registered	11,416	3,838,755
Swiss Prime Site AG, Registered	27,085	2,278,385
Swiss Re AG	103,576	7,429,040
Swisscom AG, Registered	8,763	4,458,226
Tecan Group AG, Registered	4,906	2,328,416
Temenos AG, Registered	23,390	2,512,151
UBS Group AG, Registered	1,273,770	14,793,826
Valiant Holding AG, Registered	8,365	670,806
VAT Group AG(b)	10,035	1,880,981
Vifor Pharma AG	16,198	1,822,949
Vontobel Holding AG, Registered	12,643	773,850
Zur Rose Group AG(a)(c)	3,138	874,758
Zurich Insurance Group AG	51,691	17,144,797

		513,785,385

United Kingdom — 22.3%
3i Group PLC	327,054	4,063,886
888 Holdings PLC	132,463	459,016
Abcam PLC	74,938	1,427,261
Admiral Group PLC	67,548	2,401,839
Aggreko PLC	96,522	550,880
AJ Bell PLC	111,219	603,986
Anglo American PLC	423,363	9,914,663
Antofagasta PLC	136,812	1,821,165
AO World PLC(a)	105,651	492,467
Ascential PLC(a)(b)	156,377	558,868
Ashmore Group PLC	148,812	685,379
Ashtead Group PLC	158,123	5,724,687
ASOS PLC(a)	26,480	1,509,240
Associated British Foods PLC	121,837	2,674,161
Assura PLC	923,523	909,916

Security	Shares	Value

United Kingdom (continued)
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	383,831	$269,239
AstraZeneca PLC	454,626	45,651,000
Auto Trader Group PLC(b)	341,834	2,559,131
Avast PLC(b)	227,272	1,394,085
AVEVA Group PLC	24,305	1,348,191
Aviva PLC	1,327,650	4,420,379
B&M European Value Retail SA	323,868	2,030,155
Babcock International Group PLC	99,247	278,725
BAE Systems PLC	1,108,899	5,692,213
Balfour Beatty PLC(a)	260,059	718,244
Barclays PLC(a)	5,943,909	8,189,644
Barratt Developments PLC(a)	360,995	2,252,149
Beazley PLC	227,905	866,363
Bellway PLC	45,057	1,360,341
Berkeley Group Holdings PLC	43,334	2,273,173
Big Yellow Group PLC	64,574	918,436
Blue Prism Group PLC(a)(c)	33,819	675,160
Bodycote PLC	72,824	612,520
boohoo Group PLC(a)	319,942	1,123,569
BP PLC	7,013,059	17,827,467
Brewin Dolphin Holdings PLC	140,024	439,954
British American Tobacco PLC	792,029	25,069,815
British Land Co. PLC (The)	299,551	1,350,196
Britvic PLC	104,501	997,184
BT Group PLC	2,999,606	3,932,790
Bunzl PLC	118,588	3,680,024
Burberry Group PLC	144,919	2,540,877
Burford Capital Ltd.	70,578	600,017
Cairn Energy PLC(a)	235,398	423,074
Capita PLC(a)	609,760	194,661
Capital & Counties Properties PLC	310,281	419,648
Carnival PLC	57,039	625,855
Centamin PLC	465,534	746,099
Centrica PLC(a)	2,049,548	985,295
Cineworld Group PLC(c)	409,610	150,996
Clinigen Group PLC	52,258	406,769
Close Brothers Group PLC	53,397	743,586
Coats Group PLC(a)	672,399	493,826
Coca-Cola European Partners PLC	72,296	2,581,690
Compass Group PLC	609,013	8,307,640
Computacenter PLC	31,161	916,222
ConvaTec Group PLC(b)	540,443	1,262,719
Countryside Properties PLC(b)	184,749	805,505
Cranswick PLC	21,459	892,882
Crest Nicholson Holdings PLC(a)	101,832	289,408
Croda International PLC	44,086	3,439,574
CVS Group PLC	25,073	400,380
Daily Mail & General Trust PLC, Class A, NVS	65,113	569,132
DCC PLC	34,694	2,253,734
Dechra Pharmaceuticals PLC	39,843	1,798,974
Derwent London PLC	33,450	1,149,608
Diageo PLC	808,539	26,125,576
Dialog Semiconductor PLC(a)	27,093	1,034,513
Diploma PLC	51,253	1,475,173
Direct Line Insurance Group PLC	442,345	1,507,094
Diversified Gas & Oil PLC	217,324	314,158
Dixons Carphone PLC	481,883	598,463
Domino’s Pizza Group PLC	168,130	720,438
Drax Group PLC	149,806	572,962
DS Smith PLC(a)	481,095	1,761,041

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Dunelm Group PLC	43,303	$729,560
easyJet PLC	54,737	357,980
Electrocomponents PLC	168,351	1,479,121
Elementis PLC(a)	253,253	243,627
Equiniti Group PLC(a)(b)	142,291	190,238
Essentra PLC(a)	153,847	490,547
Euromoney Institutional Investor PLC	42,270	450,358
Evraz PLC	183,308	852,077
Experian PLC	310,685	11,316,334
Ferguson PLC	77,479	7,735,928
Ferrexpo PLC	116,145	286,084
Fevertree Drinks PLC	38,062	991,666
Fiat Chrysler Automobiles NV(a)	375,970	4,616,853
Firstgroup PLC(a)	493,076	261,522
Forterra PLC(a)(b)	79,001	184,480
Frasers Group PLC(a)	102,134	494,958
Future PLC	36,708	941,675
G4S PLC(a)	543,629	1,434,644
Games Workshop Group PLC	12,109	1,623,625
Gamesys Group PLC	25,238	379,192
GB Group PLC(a)	78,701	904,650
Genus PLC	27,144	1,439,687
GlaxoSmithKline PLC	1,738,009	29,029,927
Glencore PLC(a)	3,467,666	6,990,078
Go-Ahead Group PLC (The)	18,283	138,294
Grainger PLC	284,985	1,030,286
Great Portland Estates PLC	91,784	684,765
Greggs PLC(a)	37,883	630,408
GVC Holdings PLC(a)	198,364	2,478,155
Halfords Group PLC	78,574	244,339
Halma PLC	136,578	4,181,779
Hammerson PLC(a)	1,524,399	321,379
Hargreaves Lansdown PLC(c)	111,839	1,955,821
Hastings Group Holdings PLC(b)	152,376	491,373
Hays PLC(a)	626,272	864,834
Helical PLC	79,859	351,076
Hikma Pharmaceuticals PLC	54,550	1,770,383
Hill & Smith Holdings PLC	30,628	475,224
Hiscox Ltd.(a)	119,920	1,278,287
Hochschild Mining PLC(a)	92,957	264,426
HomeServe PLC	107,501	1,535,937
Howden Joinery Group PLC(a)	203,415	1,674,884
HSBC Holdings PLC	7,021,957	29,467,169
Hunting PLC	54,620	98,520
Hyve Group PLC(c)	138,874	91,578
IG Group Holdings PLC	130,411	1,283,209
IMI PLC	95,319	1,274,379
Imperial Brands PLC	329,492	5,214,647
Inchcape PLC(a)	172,939	1,108,659
Indivior PLC(a)	341,947	487,678
Informa PLC(a)	520,189	2,811,487
IntegraFin Holdings PLC	101,922	641,135
InterContinental Hotels Group PLC(a)	60,706	3,073,781
Intermediate Capital Group PLC	100,926	1,528,124
Intertek Group PLC	56,930	4,101,578
Investec PLC	235,500	436,503
ITM Power PLC(a)(c)	114,243	341,225
ITM Power PLC	728	0	(e)
ITV PLC(a)	1,256,058	1,171,614
IWG PLC(a)	273,246	895,280

Security	Shares	Value

United Kingdom (continued)
J D Wetherspoon PLC(a)	38,137	$425,062
J Sainsbury PLC	611,939	1,595,134
JD Sports Fashion PLC	156,323	1,498,156
JET2 PLC	44,931	494,105
John Laing Group PLC(b)	216,535	787,863
John Wood Group PLC(a)	251,683	690,229
Johnson Matthey PLC	66,691	1,853,115
Jupiter Fund Management PLC	169,611	509,231
Just Group PLC(a)	344,378	187,463
Kainos Group PLC	27,825	443,965
KAZ Minerals PLC	91,996	749,390
Keller Group PLC	30,710	201,717
Keywords Studios PLC(c)	28,864	789,716
Kingfisher PLC(a)	732,059	2,717,552
Lancashire Holdings Ltd.	100,407	826,344
Land Securities Group PLC	233,790	1,539,566
Learning Technologies Group PLC(c)	162,130	263,720
Legal & General Group PLC	2,065,299	4,934,959
Lloyds Banking Group PLC(a)	24,551,017	8,896,389
London Stock Exchange Group PLC	109,763	11,748,435
LondonMetric Property PLC	340,551	950,238
M&G PLC	906,591	1,719,064
Man Group PLC	531,386	738,957
Marks & Spencer Group PLC	756,531	871,963
Marshalls PLC(a)	81,895	708,935
Marston’s PLC	355,750	222,265
McCarthy & Stone PLC(a)(b)	187,621	284,805
Mediclinic International PLC	163,832	598,645
Meggitt PLC(a)	272,320	962,316
Melrose Industries PLC(a)	1,648,443	2,550,265
Micro Focus International PLC(a)	136,803	381,898
Mitie Group PLC	485,876	177,163
Mondi PLC	166,201	3,143,957
Moneysupermarket.com Group PLC	207,402	652,192
National Express Group PLC(a)	230,180	445,541
National Grid PLC	1,203,080	14,295,806
Natwest Group PLC(a)	1,639,573	2,633,001
Network International Holdings PLC(a)(b)	162,671	467,782
Next PLC	48,199	3,639,565
Ninety One PLC(a)	167,190	445,324
NMC Health PLC(a)(d)	42,009	1
Ocado Group PLC(a)	160,146	4,712,887
OneSavings Bank PLC(a)	202,429	805,638
Pagegroup PLC(a)	122,363	565,778
Paragon Banking Group PLC	131,672	502,584
Pearson PLC(c)	268,706	1,771,928
Pennon Group PLC	148,331	1,903,728
Persimmon PLC	112,488	3,397,642
Petrofac Ltd.(a)	141,164	216,657
Petropavlovsk PLC(a)	752,873	259,915
Pets at Home Group PLC	175,935	877,178
Phoenix Group Holdings PLC	214,321	1,835,624
Playtech PLC(a)	120,738	531,101
Plus500 Ltd.	36,176	690,174
Polypipe Group PLC(a)	78,430	466,486
Primary Health Properties PLC	474,383	883,263
Provident Financial PLC(a)	153,345	461,981
Prudential PLC	892,947	10,885,388
QinetiQ Group PLC	239,985	733,551
Quilter PLC(b)	709,883	1,121,648

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rathbone Brothers PLC	22,141	$415,111
Reckitt Benckiser Group PLC	245,359	21,572,950
Redde Northgate PLC	103,573	238,377
Redrow PLC(a)	105,664	567,808
RELX PLC	667,078	13,175,178
Renishaw PLC(a)	14,818	1,071,984
Rentokil Initial PLC(a)	643,362	4,375,622
Restaurant Group PLC (The)	320,672	167,925
Rightmove PLC(a)	310,518	2,481,269
Rio Tinto PLC	388,873	21,907,559
Rolls-Royce Holdings PLC(c)	652,117	601,361
Rotork PLC	315,245	1,145,389
Royal Dutch Shell PLC, Class A	1,417,043	17,688,417
Royal Dutch Shell PLC, Class B	1,290,262	15,498,593
Royal Mail PLC	325,307	954,812
RSA Insurance Group PLC	340,620	1,865,627
RWS Holdings PLC(c)	75,732	547,381
Safestore Holdings PLC	96,594	1,003,540
Saga PLC(a)	28,169	50,263
Sage Group PLC (The)	381,319	3,133,798
Sanne Group PLC	59,989	470,049
Savills PLC(a)	62,379	670,655
Schroders PLC	44,928	1,518,523
Segro PLC	403,389	4,704,671
Senior PLC(a)	222,031	157,323
Serco Group PLC(a)	502,769	841,204
Severn Trent PLC	80,446	2,527,606
Shaftesbury PLC	60,668	356,919
Shaftesbury PLC, New	7,465	5,309
Signature Aviation PLC	315,546	964,515
Smart Metering Systems PLC	36,301	272,705
Smith & Nephew PLC	299,356	5,173,156
Smiths Group PLC	135,081	2,322,102
Softcat PLC	49,314	717,334
Spectris PLC	42,722	1,367,732
Spirax-Sarco Engineering PLC	25,478	3,715,978
Spire Healthcare Group PLC(b)	192,120	295,609
Spirent Communications PLC	238,267	891,890
SSE PLC	362,572	5,883,512
SSP Group PLC	192,988	465,879
St. James’s Place PLC	183,185	2,129,830
St. Modwen Properties PLC	103,282	442,697
Stagecoach Group PLC	198,497	97,632
Standard Chartered PLC(a)	963,416	4,382,363
Standard Life Aberdeen PLC	821,051	2,383,335
Synthomer PLC	135,061	658,719
TalkTalk Telecom Group PLC	274,579	341,540
Tate & Lyle PLC	165,959	1,277,210
Taylor Wimpey PLC(a)	1,205,255	1,648,782
Telecom Plus PLC	34,740	597,420
Tesco PLC	3,348,160	8,896,449
TP ICAP PLC	238,018	587,201
Trainline PLC(a)(b)(c)	159,449	566,961
Travis Perkins PLC(a)	86,653	1,189,330
Tritax Big Box REIT PLC	684,017	1,385,024
Ultra Electronics Holdings PLC	28,549	693,981
Unilever PLC	403,739	22,990,407
UNITE Group PLC (The)(a)	106,956	1,151,990
United Utilities Group PLC	230,148	2,569,318
Vectura Group PLC(a)	339,254	451,815

Security	Shares	Value

United Kingdom (continued)
Vesuvius PLC	88,074	$454,608
Victoria PLC(a)	90,885	552,317
Victrex PLC	32,296	770,449
Virgin Money UK PLC(a)(c)	470,677	566,958
Vistry Group PLC(a)	78,998	556,687
Vodafone Group PLC	9,193,477	12,243,784
Weir Group PLC (The)(a)	95,862	1,776,818
WH Smith PLC	56,244	725,053
Whitbread PLC(a)	68,695	1,907,023
William Hill PLC	328,686	1,166,176
Wm Morrison Supermarkets PLC	836,761	1,762,468
Workspace Group PLC	53,208	424,483
WPP PLC	434,629	3,465,141

		716,922,726

Total Common Stocks — 98.6% (Cost: $3,665,272,086)		3,176,028,722

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,475	1,058,953
Fuchs Petrolub SE, Preference Shares, NVS	26,875	1,383,069
Henkel AG & Co. KGaA, Preference Shares, NVS	62,020	6,033,816
Jungheinrich AG, Preference Shares, NVS	18,306	665,301
Porsche Automobil Holding SE, Preference Shares, NVS	56,326	3,018,120
Sartorius AG, Preference Shares, NVS	12,814	5,424,247
Volkswagen AG, Preference Shares, NVS	63,681	9,279,766

		26,863,272

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,964,030	714,480

Total Preferred Stocks — 0.9% (Cost: $30,953,667)		27,577,752

Rights

Italy — 0.0%
Societa Cattolica di Assicurazioni SC (Expires 11/20/26)(a)	61,830	0	(e)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	2,216,623	1,117,777

Total Rights — 0.0% (Cost: $4,888,791)		1,117,777

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	38,233,877	38,260,641

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	790,000	$790,000

		39,050,641

Total Short-Term Investments — 1.2% (Cost: $39,030,485)		39,050,641

Total Investments in Securities — 100.7% (Cost: $3,740,145,029)		3,243,774,892

Other Assets, Less Liabilities — (0.7)%		(23,849,239)

Net Assets — 100.0%		$3,219,925,653

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,094,464	$—		$(13,814,796	)(a)	$(9,226)	$(9,801)	$38,260,641	38,233,877	$264,699	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	490,000	(a)	—		—	—	790,000	790,000	117		—

						$(9,226)	$(9,801)	$39,050,641		$264,816		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	277	12/18/20	$9,548	$(977,082)
FTSE 100 Index	76	12/18/20	5,467	(352,012)

				$(1,329,094)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Europe ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$3,175,177,392	$5,309		$846,021	$3,176,028,722
Preferred Stocks	27,577,752	—		—	27,577,752
Rights	1,117,777	0	(a)	—	1,117,777
Money Market Funds	39,050,641	—		—	39,050,641

	$3,242,923,562	$5,309		$846,021	$3,243,774,892

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(1,329,094)	$—		$—	$(1,329,094)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt